Share-Based Compensation - Schedule of Restricted Share Units Activity (Details) - Share Awards Activity [Member]	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Schedule of Schedule of Restricted Share Units Activity [Line Items]
Number of shares, Beginning balance | shares
Weighted- Average Grant Date Fair Value Per Share, Beginning balance
Number of shares, Granted | shares	255
Weighted- Average Grant Date Fair Value Per Share, Granted	$ 10.29
Number of options, Vesting | $
Weighted- Average Grant Date Fair Value Per Share, Vested
Number of shares, Forfeited | shares
Weighted- Average Grant Date Fair Value Per Share, Forfeited
Number of shares, Ending balance | shares	255
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 10.29